Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Nature of Related Party Relationship
Company	Relationship
Nanjing GenScript Biotech Co., Ltd.	Company controlled by the ultimate holding company
Jiangsu Genscript Biotech Co., Ltd.	Company controlled by the ultimate holding company
Genscript (HongKong) Ltd.	Company controlled by the ultimate holding company
Genscript USA Incorporated	Company controlled by the ultimate holding company
Genscript USA Holdings Inc	Company controlled by the ultimate holding company
CUSTOMARRAY, INC.	Company controlled by the ultimate holding company

Summary of Transactions with Related Parties
(a)	In addition to the transactions detailed elsewhere in these interim condensed consolidated financial statements, the Group had the following transactions with related parties during the period:
(i)	Purchases from related parties:

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Nanjing GenScript Biotech Co., Ltd.	1,664	5,858
Genscript USA Incorporated	458	298
Jiangsu Genscript Biotech Co., Ltd.	13	124
	2,135	6,280

The transactions were made according to the terms and conditions agreed with related parties.

(ii)	Management fee:

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Genscript USA Incorporated	95	21
Nanjing GenScript Biotech Co., Ltd.	—	95
	95	116

The management fee was charged by related parties based on the cost of services provided.

(iii)	Shared services:

During the six months ended June 30, 2020 and 2021, Nanjing GenScript Biotech Co., Ltd.. provided certain accounting, legal, IT and administrative shared services to the Group for the consideration of US$1,998,000 and US$1,040,000, respectively.

(iv)	Repayment of cash advances from related parties:

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Genscript (HongKong) Ltd.	4	—

The above cash advances from related parties were unsecured, interest free and repayable on demand.

(v)	Purchase of equipment

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Nanjing GenScript Biotech Co., Ltd.	52	—

The purchase of equipment was made at their respective carrying value.

(vi)	Compensation fee for termination of service agreement:
	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Jiangsu Genscript Biotech Co., Ltd.	—	2,649

Summary of Outstanding Balances with Related Parties
(b)	Outstanding balances with related parties:

The Group had the following significant balances with its related parties:

(i)	Due from related parties

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Other Receivables
Genscript USA Incorporated	6	12
Nanjing GenScript Biotech Co., Ltd.	14	32
Jiangsu Genscript Biotech Co., Ltd.	—	1
CUSTOMARRAY, INC.	—	1
	20	46

(ii)	Due to related parties

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Trade Payables
Nanjing GenScript Biotech Co., Ltd.	1,547	5,541
Genscript USA Incorporated	555	483
Jiangsu Genscript Biotech Co., Ltd.	1	124
	2,103	6,148

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Other Payables
Nanjing GenScript Biotech Co., Ltd.	3,736	2,137
Genscript USA Incorporated	—	12
Jiangsu Genscript Biotech Co., Ltd.	—	3,803
	3,736	5,952

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Lease Liabilities
Genscript USA Holdings Inc	582	297
Nanjing GenScript Biotech Co., Ltd.	351	391
	933	688

Summary of Compensation of Key Management Personnel
(c)	Compensation of key management personnel of the Group:

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Short-term employee benefits	913	1,007
Equity-settled share-based compensation expense	306	1,125
	1,219	2,132